long-term debt - TELUS Corporation senior notes (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($) $ / NotesSeries	Dec. 31, 2020 USD ($) $ / NotesSeries $ / NotesSeries $ / $	Dec. 31, 2020 CAD ($) $ / NotesSeries $ / NotesSeries $ / $	Jun. 23, 2020	May 31, 2020 CAD ($) $ / NotesSeries	Mar. 31, 2018	Feb. 28, 2018 CAD ($) $ / NotesSeries	Mar. 31, 2017 CAD ($) $ / NotesSeries	Dec. 31, 2015 CAD ($) $ / NotesSeries	Apr. 30, 2014 CAD ($) $ / NotesSeries
TELUS Corporation notes
Long-term debt			$ 18,474		$ 20,288
Long-term debt prepayment premium	$ 18	$ 18	$ 28
TELUS Corporation senior notes
TELUS Corporation notes
Repurchase offer price, expressed as percentage of principal		101.00%
Redemption price percentage		100.00%
3.60% Notes, Series CM
TELUS Corporation notes
Fixed interest rate				3.60%	3.60%	3.60%
Issued		November 2013
Maturity		January 2021
Issue price per $1000 increment of debt | $ / NotesSeries				997.15	997.15
Effective interest rate				3.65%	3.65%
Principal face amount: Originally issued					$ 400
Redemption present value spread - Basis points				0.35%	0.35%
Redemption present value spread - Cessation date		N/A
3.20% Notes, Series CO
TELUS Corporation notes
Fixed interest rate				3.20%	3.20%	3.20%
Issued		April 2014
Maturity		April 2021
Issue price per $1000 increment of debt | $ / NotesSeries				997.39	997.39
Effective interest rate				3.24%	3.24%
Principal face amount: Originally issued					$ 500
Redemption present value spread - Basis points				0.30%	0.30%
Redemption present value spread - Cessation date		Mar. 5, 2021
2.35% Notes, Series CT
TELUS Corporation notes
Fixed interest rate				2.35%	2.35%
Issued		March 2015
Maturity		March 2022
Issue price per $1000 increment of debt | $ / NotesSeries				997.31	997.31
Effective interest rate				2.39%	2.39%
Principal face amount: Originally issued					$ 1,000
Long-term debt					$ 1,000
Redemption present value spread - Basis points				0.355%	0.355%
Redemption present value spread - Cessation date		Feb. 28, 2022
3.35% Notes, Series CJ
TELUS Corporation notes
Fixed interest rate				3.35%	3.35%
Issued		December 2012
Maturity		March 2023
Issue price per $1000 increment of debt | $ / NotesSeries				998.83	998.83
Effective interest rate				3.36%	3.36%
Principal face amount: Originally issued					$ 500
Long-term debt					$ 500
Redemption present value spread - Basis points				0.40%	0.40%
Redemption present value spread - Cessation date		Dec. 15, 2022
3.35% Notes, Series CK
TELUS Corporation notes
Fixed interest rate				3.35%	3.35%
Issued		April 2013
Maturity		April 2024
Issue price per $1000 increment of debt | $ / NotesSeries				994.35	994.35
Effective interest rate				3.41%	3.41%
Principal face amount: Originally issued					$ 1,100
Long-term debt					$ 1,100
Redemption present value spread - Basis points				0.36%	0.36%
Redemption present value spread - Cessation date		Jan. 2, 2024
3.75% Notes, Series CQ
TELUS Corporation notes
Fixed interest rate				3.75%	3.75%
Issued		September 2014
Maturity		January 2025
Issue price per $1000 increment of debt | $ / NotesSeries				997.75	997.75
Effective interest rate				3.78%	3.78%
Principal face amount: Originally issued					$ 800
Long-term debt					$ 800
Redemption present value spread - Basis points				0.385%	0.385%
Redemption present value spread - Cessation date		Oct. 17, 2024
3.75% Notes, Series CV
TELUS Corporation notes
Fixed interest rate				3.75%	3.75%
Issued		December 2015
Maturity		March 2026
Issue price per $1000 increment of debt | $ / NotesSeries				992.14	992.14
Effective interest rate				3.84%	3.84%
Principal face amount: Originally issued					$ 600
Long-term debt					$ 600
Redemption present value spread - Basis points				0.535%	0.535%
Redemption present value spread - Cessation date		Dec. 10, 2025
2.75% Notes, Series CZ
TELUS Corporation notes
Fixed interest rate				2.75%	2.75%
Issued		July 2019
Maturity		July 2026
Issue price per $1000 increment of debt | $ / NotesSeries				998.73	998.73
Effective interest rate				2.77%	2.77%
Principal face amount: Originally issued					$ 800
Long-term debt					$ 800
Redemption present value spread - Basis points				0.33%	0.33%
Redemption present value spread - Cessation date		May 8, 2026
2.80% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate				2.80%	2.80%
Issued		September 2016
Maturity		February 2027
Issue price per $1000 increment of debt | $ / NotesSeries				991.89	991.89
Effective interest rate				2.89%	2.89%
Principal face amount: Originally issued				$ 600
Long-term debt				$ 600
Redemption present value spread - Basis points				0.20%	0.20%
Redemption present value spread - Cessation date		Nov. 16, 2026
2.80% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate				2.95%	2.95%
Principal face amount: Originally issued				$ 792
Fixed exchange rate | $ / $				1.3205	1.3205
3.70% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate				3.70%	3.70%
Issued		March 2017
Maturity		September 2027
Issue price per $1000 increment of debt | $ / NotesSeries				998.95	998.95
Effective interest rate				3.71%	3.71%
Principal face amount: Originally issued				$ 500
Long-term debt				$ 0
Redemption present value spread - Basis points				0.20%	0.20%
Redemption present value spread - Cessation date		June 15, 2027
3.70% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate				3.41%	3.41%
Principal face amount: Originally issued				$ 667
Fixed exchange rate | $ / $				1.3348	1.3348
2.35% Notes, Series CAC
TELUS Corporation notes
Fixed interest rate				2.35%	2.35%
Issued		May 2020
Maturity		January 2028
Issue price per $1000 increment of debt | $ / NotesSeries				997.25	997.25
Effective interest rate				2.39%	2.39%
Principal face amount: Originally issued					$ 600
Long-term debt					$ 600
Redemption present value spread - Basis points				0.48%	0.48%
Redemption present value spread - Cessation date		Nov. 27, 2027
3.625% Notes, Series CX
TELUS Corporation notes
Fixed interest rate				3.625%	3.625%
Issued		March 2018
Maturity		March 2028
Issue price per $1000 increment of debt | $ / NotesSeries				989.49	989.49
Effective interest rate				3.75%	3.75%
Principal face amount: Originally issued					$ 600
Long-term debt					$ 600
Redemption present value spread - Basis points				0.37%	0.37%
Redemption present value spread - Cessation date		Dec. 1, 2027
3.30% Notes, Series CY
TELUS Corporation notes
Fixed interest rate				3.30%	3.30%
Issued		April 2019
Maturity		May 2029
Issue price per $1000 increment of debt | $ / NotesSeries				991.75	991.75
Effective interest rate				3.40%	3.40%
Principal face amount: Originally issued					$ 1,000
Long-term debt					$ 1,000
Redemption present value spread - Basis points				0.435%	0.435%
Redemption present value spread - Cessation date		Feb. 2, 2029
3.15% Notes, Series CAA
TELUS Corporation notes
Fixed interest rate				3.15%	3.15%
Issued		December 2019
Maturity		February 2030
Issue price per $1000 increment of debt | $ / NotesSeries				996.49	996.49
Effective interest rate				3.19%	3.19%
Principal face amount: Originally issued					$ 600
Long-term debt					$ 600
Redemption present value spread - Basis points				0.395%	0.395%
Redemption present value spread - Cessation date		Nov. 19, 2029
2.05% Notes, Series CAD
TELUS Corporation notes
Fixed interest rate				2.05%	2.05%
Issued		October 2020
Maturity		October 2030
Issue price per $1000 increment of debt | $ / NotesSeries				997.93	997.93
Effective interest rate				2.07%	2.07%
Principal face amount: Originally issued					$ 500
Long-term debt					$ 500
Redemption present value spread - Basis points				0.38%	0.38%
Redemption present value spread - Cessation date		July 7, 2030
4.40% Notes, Series CL
TELUS Corporation notes
Fixed interest rate				4.40%	4.40%
Issued		April 2013
Maturity		April 2043
Issue price per $1000 increment of debt | $ / NotesSeries				997.68	997.68
Effective interest rate				4.41%	4.41%
Principal face amount: Originally issued					$ 600
Long-term debt					$ 600
Redemption present value spread - Basis points				0.47%	0.47%
Redemption present value spread - Cessation date		Oct. 1, 2042
5.15% Notes, Series CN
TELUS Corporation notes
Fixed interest rate				5.15%	5.15%
Issued		November 2013
Maturity		November 2043
Issue price per $1000 increment of debt | $ / NotesSeries				995.00	995.00
Effective interest rate				5.18%	5.18%
Principal face amount: Originally issued					$ 400
Long-term debt					$ 400
Redemption present value spread - Basis points				0.50%	0.50%
Redemption present value spread - Cessation date		May 26, 2043
4.85% Notes, Series CP
TELUS Corporation notes
Fixed interest rate				4.85%	4.85%							4.85%
Issued		Multiple
Maturity		April 2044
Issue price per $1000 increment of debt | $ / NotesSeries				987.91	987.91						974.38	998.74
Effective interest rate				4.93%	4.93%						5.02%	4.86%
Principal face amount: Originally issued					$ 500						$ 400	$ 500
Long-term debt					$ 900
Redemption present value spread - Basis points				0.46%	0.46%
Redemption present value spread - Cessation date		Oct. 5, 2043
4.75% Notes, Series CR
TELUS Corporation notes
Fixed interest rate				4.75%	4.75%
Issued		September 2014
Maturity		January 2045
Issue price per $1000 increment of debt | $ / NotesSeries				992.91	992.91
Effective interest rate				4.80%	4.80%
Principal face amount: Originally issued					$ 400
Long-term debt					$ 400
Redemption present value spread - Basis points				0.515%	0.515%
Redemption present value spread - Cessation date		July 17, 2044
4.40% Notes, Series CU
TELUS Corporation notes
Fixed interest rate				4.40%	4.40%
Issued		March 2015
Maturity		January 2046
Issue price per $1000 increment of debt | $ / NotesSeries				999.72	999.72
Effective interest rate				4.40%	4.40%
Principal face amount: Originally issued					$ 500
Long-term debt					$ 500
Redemption present value spread - Basis points				0.605%	0.605%
Redemption present value spread - Cessation date		July 29, 2045
4.70% Notes, Series CW
TELUS Corporation notes
Fixed interest rate				4.70%	4.70%					4.70%
Issued		Multiple
Maturity		March 2048
Issue price per $1000 increment of debt | $ / NotesSeries				998.06	998.06				1,014.11	990.65
Effective interest rate				4.71%	4.71%			4.61%		4.76%
Principal face amount: Originally issued					$ 325				$ 150	$ 325
Long-term debt					$ 475
Redemption present value spread - Basis points				0.585%	0.585%
Redemption present value spread - Cessation date		Sept. 6, 2047
4.60% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate				4.60%	4.60%
Issued		June 2018
Maturity		November 2048
Issue price per $1000 increment of debt | $ / NotesSeries				987.60	987.60
Effective interest rate				4.68%	4.68%
Principal face amount: Originally issued				$ 750
Long-term debt				$ 750
Redemption present value spread - Basis points				0.25%	0.25%
Redemption present value spread - Cessation date		May 16, 2048
4.60% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate				4.41%	4.41%
Principal face amount: Originally issued				$ 974
Fixed exchange rate | $ / $				1.2985	1.2985
4.30% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate				4.30%	4.30%
Issued		May 2019
Maturity		June 2049
Issue price per $1000 increment of debt | $ / NotesSeries				990.48	990.48
Effective interest rate				4.36%	4.36%
Principal face amount: Originally issued				$ 500
Long-term debt				$ 500
Redemption present value spread - Basis points				0.25%	0.25%
Redemption present value spread - Cessation date		Dec. 15, 2048
4.30% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate				4.27%	4.27%
Principal face amount: Originally issued				$ 672
Fixed exchange rate | $ / $				1.3435	1.3435
3.95% Notes, Series CAB
TELUS Corporation notes
Fixed interest rate			3.95%	3.95%	3.95%
Issued		Multiple
Maturity		February 2050
Issue price per $1000 increment of debt | $ / NotesSeries			991.54	997.54	997.54		1,003.53
Effective interest rate			4.00%	3.97%	3.97%		3.93%
Principal face amount: Originally issued			$ 400		$ 400		$ 400
Long-term debt					$ 800
Redemption present value spread - Basis points				0.575%	0.575%
Redemption present value spread - Cessation date		Aug. 16, 2049
Prior to maturity date | Foreign exchange derivative
TELUS Corporation notes
Redemption price percentage		100.00%
Prior to maturity date | TELUS Corporation senior notes
TELUS Corporation notes
Redemption price percentage		100.00%
Prior to maturity date | TELUS Corporation senior notes | Minimum
TELUS Corporation notes
Redemption period		30 days
Prior to maturity date | TELUS Corporation senior notes | Maximum
TELUS Corporation notes
Redemption period		60 days
On or after the redemption cessation date | Minimum
TELUS Corporation notes
Redemption period		30 days
On or after the redemption cessation date | Maximum
TELUS Corporation notes
Redemption period		60 days